ENTITY-WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2011
ENTITY-WIDE DISCLOSURES [Abstract]
ENTITY-WIDE DISCLOSURES
NOTE 14:-	ENTITY-WIDE DISCLOSURES

Revenues by geographical areas were as follows:

	Year ended December 31,
	2011	2010	2009

Israel	$948	$857	$637
United States	10,729	6,051	5,872
Europe	2,191	1,693	1,319
Far East	869	968	963
Other	432	506	662

	$15,169	$10,075	$9,453

In 2011, 2010 and 2009, 82%, 90% and 90% of license revenues were derived from the connectivity and replication/ change data capture products respectively. For the year ended December 31, 2011, one of our OEM partners accounted for approximately 13.4 % of our revenues and another OEM partner accounted for approximately 10.7%. For the years ended December 31, 2010 and 2009, no single customer accounted for more than 10% of our revenues.

All of the Company's long-lived assets are located in Israel apart for assets in insignificant amounts which are located elsewhere.